Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [Abstract]
Unrecognized deferred tax assets tax loss carryforwards	$ 26,244	$ 358,487
Temporary differences associated with investments in subsidiaries and joint ventures	2,553,012	1,424,219
Deferred tax asset not recognized for deductible temporary differences	$ 2,487,133	$ 3,124,740